Convertible Note (Details) - Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Abstract]
Issuance costs and debt discount	$ 212,708
Convertible note interest	114,736
Total	327,444
Convertible Note – 2022-2 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Abstract]
Issuance costs and debt discount	111,108
Convertible note interest	49,538
Total	160,646
Convertible Note – 2023 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Abstract]
Issuance costs and debt discount	101,600
Convertible note interest	65,198
Total	$ 166,798
Convertible Note – 2022-1 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Abstract]
Issuance costs and debt discount		$ 311,642
Convertible note interest		72,880
Total		$ 384,522